Financial risk management objectives and policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Financial risk management objectives and policies
Effect On Income Before Income Tax (loss)	$ (16,846,382)
Interest Rate Sensitivity	5.00%